Business Segments - Business Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 12, 2015	Jun. 20, 2015	Mar. 28, 2015	Sep. 06, 2014	Jun. 14, 2014	Mar. 22, 2014	Jan. 02, 2016	Jan. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Segment Reporting Information [Line Items]
Revenue	$ 678.9	$ 630.1	$ 631.4	$ 711.1	$ 613.5	$ 627.6	$ 751.2	$ 808.9	$ 2,691.6	$ 2,761.1	$ 2,691.1
Operating profit (loss)									201.1	229.9	192.3
Depreciation and amortization expense									48.7	53.3	56.2
Capital expenditures									46.4	30.0	41.7
Total assets							2,444.6	2,504.5	2,444.6	2,504.5	2,622.2
Goodwill							429.1	438.8	429.1	438.8	445.3
Lifestyle Group [Member]
Segment Reporting Information [Line Items]
Revenue									1,004.8	1,059.3	1,086.6
Operating profit (loss)									117.2	130.2	168.2
Depreciation and amortization expense									7.6	7.5	6.5
Capital expenditures									19.1	9.1	18.3
Total assets							1,361.2	1,378.8	1,361.2	1,378.8	1,431.1
Goodwill							315.2	323.8	315.2	323.8	329.0
Performance Group [Member]
Segment Reporting Information [Line Items]
Revenue									991.3	990.7	945.8
Operating profit (loss)									194.8	197.6	179.8
Depreciation and amortization expense									3.4	3.5	3.7
Capital expenditures									3.8	3.6	3.3
Total assets							498.7	485.8	498.7	485.8	476.4
Goodwill							92.4	92.5	92.4	92.5	92.8
Heritage Group [Member]
Segment Reporting Information [Line Items]
Revenue									590.8	607.0	567.4
Operating profit (loss)									80.7	95.4	85.7
Depreciation and amortization expense									1.1	1.1	1.2
Capital expenditures									0.9	0.5	0.9
Total assets							255.1	246.4	255.1	246.4	247.2
Goodwill							21.5	22.5	21.5	22.5	23.5
Other
Segment Reporting Information [Line Items]
Revenue									104.7	104.1	91.3
Operating profit (loss)									3.3	3.9	0.2
Depreciation and amortization expense									3.8	4.0	4.1
Capital expenditures									5.1	4.3	5.4
Total assets							57.0	52.1	57.0	52.1	56.9
Corporate [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)									(194.9)	(197.2)	(241.6)
Depreciation and amortization expense									32.8	37.2	40.7
Capital expenditures									17.5	12.5	13.8
Total assets							$ 272.6	$ 341.4	$ 272.6	$ 341.4	$ 410.6